UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 1, 2013 to April 30, 2013

Commission File Number of issuing entity:	333-181552

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-181552

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Series CB8 1.200% Covered Bonds Due 2017	☐	☐	√

Series CB9 0.625% Covered Bonds Due 2015	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

The Bank made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
April 1, 2013	CAD 20,735,000.00	Interest	CB6
April 15, 2013	USD 23,437,500.00	Interest	CB5
April 22, 2013	CHF 11,250,000.00	Interest	CB7

PART II – OTHER INFORMATION

Item 9. Exhibits.

(a)	List the documents filed as a part of the report.

99.1           Monthly Investor Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	May 15, 2013	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ David Power
(Signature) David Power Vice-President, Corporate Treasury